Inventories - Schedule of Inventories (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Inventories [Abstract]
Inventory – work in progress	$ 4,018,483	$ 4,480,440	$ 1,494,795
Inventory – work in progress shipping and consumables	575,485	640,675	373,979
Inventory – work in progress labor	754,421	699,087	421,880
Resale inventory	611,500	931,990	1,110,620
Finished goods	1,533,274	3,832,907	5,748,234
Overhead costs allocated to inventory	425,389	596,707	458,258
Total inventory	$ 7,918,552	$ 11,181,806	$ 9,607,766